OPERATIONS -Investment commitment with Polígono Capital – Vivo Money (Details) R$ in Thousands, acesses in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$) acesses	Nov. 01, 2023 BRL (R$)
Investment commitment with Polígono Capital – Vivo Money [Line Items]
Pencentage of the sale of customized renewable energy solutions	50.00%
number of accesses in Vivo platforms | acesses	112
Polígono Capital [Member]
Investment commitment with Polígono Capital – Vivo Money [Line Items]
Investment commitment	R$ 250,000
assets under management	R$ 4,000,000
Vivo Money [Member] | Polígono Capital [Member]
Investment commitment with Polígono Capital – Vivo Money [Line Items]
Joint venture contribution		R$ 30,000
Vivo Money I [Member] | Polígono Capital [Member]
Investment commitment with Polígono Capital – Vivo Money [Line Items]
Joint venture contribution		15
Vivo money II [Member] | Polígono Capital [Member]
Investment commitment with Polígono Capital – Vivo Money [Line Items]
Joint venture contribution		R$ 25